Material Accounting Policy Information	6 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Material accounting policy information
2.	Material accounting policy information

2.1	Basis of preparation

The unaudited interim condensed consolidated financial statements of the Company do not include all the information and footnotes required by the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board for a complete set of financial statements. Certain information and footnote disclosures, which are normally included in audited consolidated financial statements prepared in accordance with IFRS, have been condensed or omitted pursuant to Article 10 of Regulations S-X. In the opinion of the Company’s management, the unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, in normal recurring nature, as necessary to present a fair statement of the Company’s statement of financial position as at December 31, 2025, and the statement of profit or loss and comprehensive income, changes in equity and cash flows for the six months ended December 31, 2025 and 2024.

The unaudited interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company as of and for the year ended June 30, 2025 and 2024, and related notes included in the audited consolidated financial statements.

The preparation of unaudited interim condensed consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3.

In the current year, the Company has adopted all the new and revised IFRS and Interpretations of IFRS that are relevant to its operations and effective for annual periods beginning on or after July 1, 2025. Changes to the Company’s accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS and Interpretations of IFRS. The adoption of these new or amended IFRS and Interpretations of IFRS did not result in substantial changes to the Company’s accounting policies and had no material effect on the amounts reported for the current or prior financial years.

IFRS and Interpretations of IFRS issued but not yet effective

At the date of authorization of these unaudited interim condensed consolidated financial statements, certain IFRS and Interpretations of IFRS were issued but not yet effective. Consequential amendments were also made to various standards as a result of these new/revised standards.

The Company does not intend to early adopt any of the above new/revised standards, interpretations and amendments to the existing standards. Management anticipates that the adoption of the aforementioned revised/new standards will not have a material impact on the unaudited interim condensed consolidated financial statements of the Company in the period of their initial adoption.

2.2	Revenue

Revenue from sales of goods in the ordinary course of business is recognized when the Company satisfies a performance obligation by transferring control of a promised good to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied performance obligation.

The transaction price is allocated to each performance obligation in the contract on the basis of the relative stand-alone selling prices of the promised goods. The individual standalone selling price of a good that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Specifically, the Company uses a five-step approach to recognize revenue:

●	Step 1: Identify the contract(s) with a client

●	Step 2: Identify the performance obligations in the contract

●	Step 3: Determine the transaction price

●	Step 4: Allocate the transaction price to the performance obligations in the contract

●	Step 5: Recognize revenue when (or as) the Company satisfies a performance obligation

The Company recognizes revenue at a point in time when a performance obligation is satisfied, i.e., when “control” of the goods underlying the particular performance obligations is transferred to customers.

Sales of goods

For the sales of connectors, assemblies and wire harness, the Company typically receives purchase orders from customers which will set forth the terms and conditions including the transaction price, types of products, terms of delivery, and terms of payment. These terms serve as the basis of the performance obligations that the Company must fulfil in order to recognize revenue.

The key performance obligation is when delivery of finished goods has occurred, which is when the goods have been shipped to the specified location/warehouse, or the risks have been transferred to the customers in accordance with terms and conditions ie. Free on Board (“FOB”) or Delivered Duty Unpaid (“DDU”), as stipulated in the contracts with customers. The completion of the performance obligation is evidenced by customer’s acceptance/acknowledgement indicating receipt of the products, or other objective evidence indicating customer’s acceptance has been satisfied. No significant element of financing is deemed present as typical payment terms range from 30 to 120 days from the date of issuance of invoice.

All products sold by the Company are not given right of return. The Company offer a standard warranty on certain products for a period of 1 – 5 years to a specific group of customers. This warranty covers defects in products under normal usage conditions. The warranty against defect is not accounted for as separate performance obligation. No extended warranty options are available beyond the standard warranty period.

2.3	Basis of consolidation

Consolidation

Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date on that control ceases.

In preparing the unaudited interim condensed consolidated financial statements, transactions, balances and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed, where necessary, to ensure consistency with the policies adopted by the Company.

Common control

Acquisition of entities under an internal reorganization scheme does not result in any change in economic substance. Accordingly, the unaudited interim condensed consolidated financial statements of the Company are a continuation of the acquired entities and is accounted for as follows:

●	The results of entities are presented as if the internal reorganization occurred from the beginning of the earliest period presented in the unaudited interim condensed consolidated financial statements;

●	The Company will consolidate the assets and liabilities of the acquired entities at the pre-combination carrying amounts. No adjustments are made to reflect fair values, or recognize any new assets or liabilities, at the date of the internal reorganization that would otherwise be done under the acquisition method; and

●	No new goodwill is recognized as a result of the internal reorganization. The only goodwill that is recognized is the existing goodwill relating to the combining entities. Any difference between the consideration paid/transferred and the equity acquired is reflected within equity as merger reserve.

Acquisition

The acquisition method of accounting is used to account for business combinations entered by the Company.

The consideration transferred for the acquisition of a subsidiary or business comprises the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred also includes any contingent consideration arrangement and any pre-existing equity interest in the subsidiary measured at their fair values at the acquisition date.

Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The excess of (a) the consideration transferred over the (b) fair value of the identifiable net assets acquired is recorded as goodwill, if any.

Disposals

When a change in the Company’s ownership interest in a subsidiary result in a loss of control over the subsidiary, the assets and liabilities of the subsidiary including any goodwill are derecognized. Amounts previously recognized in other comprehensive income in respect of that entity are also reclassified to profit or loss or transferred directly to retained earnings if required by a specific standard.

Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognized in profit or loss.

2.4	Convenience translation

Translations of amounts in the unaudited interim condensed consolidated statements of financial position, unaudited interim condensed consolidated statements of profit or loss and other comprehensive income, and unaudited interim condensed consolidated statements of cash flows from Ringgit Malaysia (“RM”) into United States Dollar (“US$”) as of and for the period ended June 30, 2025 and December 31, 2025 are solely for the convenience of the reader and were calculated at the noon middle rate of US$1 – RM 4.2084 and US$ $1 – RM 4.0560 respectively, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the RM amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

2.5	Property, plant and equipment

All items of property, plant and equipment are initially recorded at cost. Subsequent to recognition, property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of property, plant and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Dismantlement, removal or restoration costs are included as part of the cost of property, plant and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring or using the property, plant and equipment.

The projected cost of dismantlement, removal or restoration is also recognized as part of the cost of property, plant and equipment if the obligation for the dismantlement, removal or restoration is incurred as a consequence of either acquiring the asset or using the asset for purpose other than to produce inventories.

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Plant and machinery	2 – 10 years
Office equipment	2 – 5 years
Computer systems	2 – 5 years
Renovation	2 – 5 years
Tester and tools	2 – 10 years
Motor vehicles	5 years
Leasehold premises	Over the lease term of 3 – 6 years

Fully depreciated property, plant and equipment are retained in the unaudited interim condensed consolidated financial statements until they are no longer in use.

The residual values, useful lives and depreciation method are reviewed at the end of each reporting period, and adjusted prospectively, if appropriate.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in profit or loss in the year the asset is derecognized.

2.6	Associate

An associate is entity over which the Company has significant influence, but not control, generally accompanied by a shareholding giving rise to voting rights of 20% and above but not exceeding 50%. Investment in an associate is accounted for in the unaudited interim condensed consolidated financial statements using the equity method of accounting less impairment losses, if any.

Investment in an associate is initially recognised at cost. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued or liabilities incurred or assumed at the date of exchange, plus costs directly attributable to the acquisition.

In applying the equity method of accounting, the Company’s share of its associate post-acquisition profits or losses are recognised in profit or loss. These post-acquisition movements and distributions received from the associate is adjusted against the carrying amount of the investment. When the Company’s share of losses in an associate equal or exceeds its interest in the associate, including any other unsecured non-current receivables, the Company does not recognise further losses, unless it has obligations or has made payments on behalf of the associated.

Unrealised gains on transactions between the Company and its associate are eliminated to the extent of the Company’s interest in the associate. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. The accounting policies of an associate has been changed where necessary to ensure consistency with the accounting policies adopted by the Company.

Gains and losses arising from partial disposals or dilutions in investment in an associate is recognised in profit or loss.

Investment in an associate is derecognised when the Company loses significant influence. Any retained interest in the entity is remeasured at its fair value. The difference between the carrying amount of the retained investment at the date when significant influence is lost and its fair value is recognised in profit or loss.

2.7	Financial assets

Classification and measurement

The Company classifies its financial assets in the following measurement categories:

●	Amortized cost;

●	Fair value through other comprehensive income (“FVOCI”); and

●	Fair value through profit or loss (“FVPL”).

The classification depends on the Company’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial asset.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

The Company reclassifies debt instruments when and only when its business model for managing those assets changes.

At initial recognition

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

At subsequent measurement

Debt instruments

Debt instruments mainly comprise of cash and cash equivalents, and trade and other receivables.

There are three subsequent measurement categories, depending on the Company’s business model for managing the asset and the cash flow characteristics of the asset:

Amortized cost

Debt instruments that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in interest income using the effective interest rate method.

Fair value through other comprehensive income

Debt instruments that are held for collection of contractual cash flows and for sale, and where the assets’ cash flows represent solely payments of principal and interest, are classified as FVOCI. Movements in fair values are recognized in other comprehensive income and accumulated in fair value reserve, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognized in profit and loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss and presented in “other income” or “other expenses”. Interest income from these financial assets is recognized using the effective interest rate method and presented in “interest income”.

Fair value through profit or loss

Debt instruments that are held for trading as well as those that do not meet the criteria for classification as amortized cost or FVOCI are classified as FVPL. Movement in fair values and interest income is recognized in profit or loss in the period in which it arises and presented in “other income” or “other expenses”.

Impairment

The Company recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a lifetime ECL).

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect debtors’ ability to pay.

The Company considers a financial asset in default when contractual payments are 60 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date – the date on which the Company commits to purchase or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognized in profit or loss. Any amount previously recognized in other comprehensive income relating to that asset is reclassified to profit or loss.

Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statements of financial position when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

2.8	Inventories

Inventories are carried at the lower of cost and net realizable value. Cost is determined using the weighted average method. The cost of finished goods and work-in-progress comprises direct materials, direct labor, other direct costs and related production overheads (based on normal operating capacity) that have been incurred in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and applicable variable selling expenses.

2.9	Foreign currency translations and balances

Functional and presentation currency

Items included in the unaudited interim condensed consolidated financial statements of each entity in the Company are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The functional currency of the Company and its subsidiaries incorporated in BVI is USD, and the operating subsidiary incorporated in Malaysia is Ringgit Malaysia. The unaudited interim condensed consolidated financial statements are presented in RM, which is the reporting currency of the Company.

Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognized in profit or loss. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities.

Non-monetary items measured at fair value in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

Translation of Company entities’ financial statements

The results and financial position of all the Company entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii)	income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

(iii)	all resulting currency translation differences are recognized in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

2.10	Cash and cash equivalents

Cash and bank balances in the unaudited interim condensed consolidated statements of financial position comprise cash on hand, bank balances and pledged deposits which are readily convertible to known amounts of cash and subject to insignificant risk of changes in value. For the purposes of the unaudited interim condensed consolidated statements of cash flows, cash and cash equivalents excludes any pledged deposits.

2.11	Earnings per share

The Company presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to owners of the Company by the weighted-average number of ordinary shares outstanding during the period, adjusted for own shares held, if any.

Diluted earnings per share is determined by adjusting the profit or loss attributable to owner of the Company and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, if any, for the effects of all dilutive potential ordinary shares.